Investment Strategy - Main Active Rotation ETF	Aug. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure to invest in sector-based equity exchange-traded funds (“ETFs”) and equity securities. The Fund seeks to achieve its objective through dynamic sector/stock allocation. The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), focuses its research primarily on sector/stock selection for sector-based equity ETFs and equity securities by carefully reviewing the sectors, industries, and sub-industries in the Fund’s portfolio. The Adviser chooses sectors/stocks it believes are undervalued and poised to respond favorably to financial market catalysts. The Fund sells a security when it achieves its target price and is, in the opinion of the Adviser, no longer undervalued. The Fund may overweight or underweight a sector/stock or sectors/stocks relative to the Fund’s benchmark based on valuation. The Fund may invest in securities of any market capitalization or country and denominated in any currency.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Assessing Market Conditions. The Adviser determines the Fund’s target sector/stock allocations by analyzing market sectors/stocks, including underlying industries and sub-industries of sectors. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities, and real estate. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals over a 6-18 month time horizon. The Adviser identifies opportunities for near-term growth in value that are facilitated by events or changes within sectors/stocks that its research has identified as “undervalued.”

Identifying the Appropriate ETFs. The Adviser then seeks to identify the most appropriate U.S. sector ETFs to implement its strategic asset allocation and sector views by evaluating various factors in the respective ETFs including their respective underlying indexes and portfolio holdings, sector exposure and weightings, liquidity profiles, and tracking error. Such U.S. sector ETFs may hold foreign securities or American depositary receipts.

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund may also seek returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund pursues its options strategy by writing (selling) covered call or index-based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

●	covered call options or index-based options on equity-based ETFs held in the Fund’s portfolio; and

●	cash secured put options against cash balances in the Fund.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.